Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 450		$ 450
Checking accounts and demand deposits	1,194,923		1,434,939
Time deposits	14,023,666		10,918,646
Cash and cash equivalents	$ 15,219,039	$ 464,137	$ 12,354,035